Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (136)	$ (149)
Additions	(109)	(83)
Usage and reversals	116	96
Balance, December 31	(129)	(136)
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(20)	(59)
Additions	(20)	(9)
Usage and reversals	21	48
Balance, December 31	(19)	(20)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(6)
Balance, December 31	(7)	(6)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(14)
Balance, December 31	$ (12)	$ (14)